United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-8519
(Investment Company Act File Number)

FEDERATED HERMES CORE TRUST
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2024-10-31

Date of Reporting Period: 2024-10-31

Item 1.	Reports to Stockholders

Emerging Markets Core Fund

Annual Shareholder Report - October 31, 2024

A Portfolio of Federated Hermes Core Trust

This annual shareholder report contains important information about the Emerging Markets Core Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Core Fund	$6	0.05%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg Emerging Markets Seasoned ex. Aggregate/Eurodollar Index (the “Index’’) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg Global Aggregate Index, which represents the overall global investment grade debt market. The Fund seeks to achieve a total return on its assets with a secondary investment objective to achieve a high level of income by investing primarily in emerging markets fixed-income investments.

Top Contributors to Performance

■ Fund asset allocation in the Middle East driven by Egypt was the largest contributor to relative performance.

■ Fund holdings in high-yielding sovereigns such as Argentina, Ecuador, and El Salvador were positive contributors to performance relative to the Index.

■ Sovereign security selection versus the Index contributed to relative Fund performance.

■ Portfolio overweight allocation to Brazil was an accretive trade to Fund performance.

Top Detractors from Performance

■ Corporate securities as an asset class generally under-performed sovereign debt, so a slight portfolio overweight allocation to corporate issuers was a detractor to Fund performance.

■ An overweight allocation to Mexico detracted from relative performance in the wake of surprise election results mid-year.

Annual Shareholder Report

Emerging Markets Core Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 11/30/2013 to 10/31/2024

Total Return Based on $10,000 Investment

	Emerging Markets Core Fund	Bloomberg Global Aggregate Bond Index	Bloomberg Emerging Markets Seasoned ex Aggregate/Eurodollar Index
11/30/2013	$10,000	$10,000	$10,000
11/30/2014	$10,666	$10,068	$10,547
11/30/2015	$10,361	$9,632	$10,878
10/31/2016	$11,392	$10,342	$12,426
10/31/2017	$12,115	$10,463	$13,491
10/31/2018	$11,669	$10,249	$12,840
10/31/2019	$13,234	$11,226	$13,913
10/31/2020	$13,695	$11,859	$13,786
10/31/2021	$14,765	$11,711	$14,620
10/31/2022	$11,719	$9,277	$11,576
10/31/2023	$12,999	$9,436	$12,998
10/31/2024	$16,241	$10,337	$16,265

Effective June 20, 2016, the Fund's fiscal year was changed from November 30 to October 31.

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Emerging Markets Core Fund	24.93%	4.18%	4.22%
Bloomberg Global Aggregate Bond IndexFootnote Reference*	9.54%	(1.64%)	0.23%
Bloomberg Emerging Markets Seasoned ex Aggregate/Eurodollar Index	25.13%	3.17%	4.22%
Footnote	Description
Footnote*	The Fund has designated the Bloomberg Global Aggregate Bond Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

Net Assets	$873,961,114
Number of Investments	469
Portfolio Turnover	62%
Total Advisory Fees Paid	$0

Annual Shareholder Report

Emerging Markets Core Fund

Fund Holdings

Top Countries (% of Total Net Assets)

Value	Value
Nigeria	2.4%
Guatemala	2.6%
Dominican Republic	3.7%
South Africa	3.7%
Egypt	4.5%
Colombia	7.6%
Mexico	9.1%
Turkey	9.6%
Argentina	10.0%
Brazil	10.4%

Material Fund Changes

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective December 2023, as the result of the Fund operating as a diversified fund, references to the Fund operating as a non-diversified fund and related principal risks in the Fund’s Prospectus and Statement of Additional Information were updated to reflect the Fund’s status as diversified.

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31409N887

Q453025-A (12/24)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2024 Federated Hermes, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3.	Audit Committee Financial Expert

The registrant’s Board has determined that each of the following members of the Board’s Audit Committee is an “audit committee financial expert,” and is “independent,” for purposes of this Item 3: Thomas M. O’Neill and John S. Walsh.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2024 – $159,571

Fiscal year ended 2023 - $153,434

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2024 - $0

Fiscal year ended 2023 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $1,625 and $0 respectively. Fiscal year ended 2024- Travel expenses for attendance at Board meeting.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2024 - $0

Fiscal year ended 2023 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2024 - $0

Fiscal year ended 2023 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $28,915 and $63,261 respectively. Fiscal year ended 2024- Service fees for analysis of potential Passive Foreign Investment Company holdings. Fiscal year ended 2023- Service fees for analysis of potential Passive Foreign Investment Company holdings.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. The Audit Committee is required to pre-concur with independence conclusions made by the independent auditor regarding non-audit services to be provided by the independent auditor to the Funds, the Funds Board of Directors, or any entity that is controlled directly or indirectly by the Funds. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval(and pre-concurrence for non-audit services) by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate to management its responsibilities to pre-approve services performed by the independent auditor.

The Audit Committee has delegated pre-approval/pre-concurrence authority to its chairman (the “Chairman”) for services that do not exceed a specified dollar threshold. The Chairman or Chief Audit Executive will report any such pre-approval/pre-concurrence decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval/pre-concurrence authority when the Chairman is unavailable.

AUDIT SERVICES

The annual audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain audit services; with limited exception, all other audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the RIC’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of audit-related services does not impair the independence of the auditor, and has pre-approved certain audit-related services; all other audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide tax services to the RIC such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved/pre-concurred certain tax services; with limited exception, all tax services involving large and complex transactions must be specifically pre-approved/pre-concurred by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of permissible services other than audit, review or attest services the pre-approval/pre-concurrence requirement is waived if:

(1)                                       With respect to such services rendered to the Funds, the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the audit client to its accountant during the fiscal year in which the services are provided; and,

(2)                                       With respect to such services rendered to the Fund’s investment adviser ( the “Adviser”)and any entity controlling, controlled by to under common control with the Adviser such as affiliated non-U.S. and U.S. funds not under the Audit Committee’s purview and which do not fall within a category of service which has been determined by the Audit Committee not to have a direct impact on the operations or financial reporting of the RIC, the aggregate amount of all services provided constitutes no more than five percent of the total amount of revenues paid to the RIC’s auditor by the RIC, its Adviser and any entity controlling, controlled by, or under common control with the Adviser during the fiscal year in which the services are provided; and

(3)                                       Such services were not recognized by the issuer or RIC at the time of the engagement to be non-audit services; and

(4)                                       Such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board of Directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval/pre-concurrence to those permissible non-audit services which qualify for pre-approval and which it believes are routine and recurring services, and would not impair the independence of the auditor.

The Securities and Exchange Commission’s (the “SEC”) rules and relevant guidance should be consulted to determine the precise definitions of these services and applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval/concurrence by the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Accounting Officer and/or the Chief Audit Executive of Federated Hermes, Inc., only after those individuals have determined that the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2024 – 0%

Fiscal year ended 2023 - 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2024 – 0%

Fiscal year ended 2023 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2024 – 0%

Fiscal year ended 2023 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)                 NA

(g)                Non-Audit Fees billed to the registrant, the registrant’s Adviser, and certain entities controlling, controlled by or under common control with the Adviser:

Fiscal year ended 2024 - $223,149

Fiscal year ended 2023 - $226,283

(h)       The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s Adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Annual Financial Statements
and Additional Information
October 31, 2024

Emerging Markets Core Fund

A Portfolio of Federated Hermes Core Trust

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
October 31, 2024
Principal Amount or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—72.3%
		Banking—0.7%
$ 1,250,000		Banco De Bogota S.A., Sub., REGS, 6.250%, 5/12/2026	$ 1,252,550
500,000		Banco Do Brasil S.A., Sr. Unsecd. Note, 144A, 6.000%, 3/18/2031	500,265
750,000		Corp Financiera de Desarrollo S.A., Sr. Unsecd. Note, 144A, 5.950%, 4/30/2029	759,938
250,000		Industrial & Commercial Bank of China, Sr. Unsecd. Note, 3.538%, 11/8/2027	243,031
1,000,000	[1]	Industrial and Commercial Bank of China Ltd., Jr. Sub. Note, 3.200%, 9/24/2026	971,090
2,500,000		Turkiye Vakiflar Bankasi T.A.O., Sr. Unsecd. Note, 144A, 9.000%, 10/12/2028	2,696,819
		TOTAL	6,423,693
		Chemicals & Plastics—0.9%
3,800,000		OCP S.A., Sr. Unsecd. Note, 144A, 5.125%, 6/23/2051	2,924,244
700,000		OCP S.A., Sr. Unsecd. Note, 144A, 7.500%, 5/2/2054	726,135
4,500,000		OCP S.A., Sr. Unsecd. Note, REGS, 3.750%, 6/23/2031	3,950,033
		TOTAL	7,600,412
		Finance—1.1%
2,500,000		China Overseas Finance Cayman VII Ltd., Sr. Unsecd. Note, 4.750%, 4/26/2028	2,456,718
2,500,000	[1]	MAF Global Securities, Jr. Sub. Deb., 6.375%, 3/20/2026	2,494,250
4,200,000		Turkiye Varlik Fonu Yonetimi AS, Sr. Unsecd. Note, 8.250%, 2/14/2029	4,415,869
		TOTAL	9,366,837
		Financial Intermediaries—0.2%
400,000		Huarong Finance 2017 Co. Ltd., Sr. Unsecd. Note, Series EMTN, 4.250%, 11/7/2027	385,024
1,000,000		ICD Funding Ltd., Sr. Unsecd. Note, 3.223%, 4/28/2026	972,914
		TOTAL	1,357,938
		Oil & Gas—10.4%
5,000,000		Ecopetrol S.A., Sr. Unsecd. Note, 6.875%, 4/29/2030	4,875,577
2,500,000		Ecopetrol S.A., Sr. Unsecd. Note, 8.375%, 1/19/2036	2,445,047
6,200,000		Ecopetrol S.A., Sr. Unsecd. Note, 8.625%, 1/19/2029	6,585,364
3,400,000		Ecopetrol S.A., Sr. Unsecd. Note, 8.875%, 1/13/2033	3,495,248
900,000		Edo Sukuk Ltd., Sr. Unsecd. Note, 144A, 5.875%, 9/21/2033	936,119
5,500,000		Pemex Project Funding Master Trust, Co. Guarantee, 6.625%, 6/15/2035	4,511,614
1,000,000		Petrobras Global Finance B.V., Sr. Unsecd. Note, 5.093%, 1/15/2030	980,422
1,100,000		Petrobras Global Finance B.V., Sr. Unsecd. Note, 6.000%, 1/13/2035	1,067,979
500,000	[2,3]	Petroleos de Venezuela S.A., Sr. Unsecd. Note, REGS, 9.750%, 5/17/2035	56,750
1,500,000		Petroleos del Peru S.A. Sr. Unsecd. Note, REGS, 5.625%, 6/19/2047	986,163
500,000		Petroleos del Peru S.A., Sr. Unsecd. Note, REGS, 4.750%, 6/19/2032	384,342
750,000		Petroleos Mexicanos, 6.500%, 6/2/2041	556,014
3,000,000		Petroleos Mexicanos, Sr. Note, 6.840%, 1/23/2030	2,772,129
3,100,000		Petroleos Mexicanos, Sr. Secd. Note, 10.000%, 2/7/2033	3,288,042
4,000,000		Petroleos Mexicanos, Sr. Unsecd. Note, 4.500%, 1/23/2026	3,895,586
2,450,000		Petroleos Mexicanos, Sr. Unsecd. Note, 5.950%, 1/28/2031	2,113,328
9,500,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.500%, 3/13/2027	9,329,203
2,500,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.700%, 2/16/2032	2,224,955
6,800,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.750%, 9/21/2047	4,873,051
7,400,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.950%, 1/28/2060	5,277,864
6,000,000		Petroleos Mexicanos, Sr. Unsecd. Note, 7.690%, 1/23/2050	4,659,625
2,000,000		Petroleos Mexicanos, Sr. Unsecd. Note, 8.750%, 6/2/2029	2,027,985
3,100,000		Petroleos Mexicanos, Sr. Unsecd. Note, Series WI, 5.350%, 2/12/2028	2,889,606
5,500,000		Petroleos Mexicanos, Sr. Unsecd. Note, Series WI, 6.350%, 2/12/2048	3,761,858
5,000,000		Petroleos Mexicanos, Sr. Unsecd. Note, Series WI, 6.500%, 1/23/2029	4,701,150
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value in U.S. Dollars
	FOREIGN GOVERNMENTS/AGENCIES—continued
	Oil & Gas—continued
$ 200,000	Petronas Capital Ltd., Sr. Unsecd. Note, 144A, 4.550%, 4/21/2050	$ 178,380
2,000,000	Qatar Petroleum, Sr. Unsecd. Note, REGS, 3.125%, 7/12/2041	1,520,413
1,500,000	Saudi Arabian Oil Co. (Aramco), Sr. Unsecd. Note, REGS, 4.375%, 4/16/2049	1,240,092
400,000	Sinopec Group Overseas Development 2015 Ltd., Sr. Unsecd. Note, 144A, 3.250%, 4/28/2025	396,410
900,000	Sinopec Group Overseas Development 2017 Ltd., Sr. Unsecd. Note, 144A, 3.625%, 4/12/2027	882,603
1,000,000	Southern Gas Corridor CJSC, Sr. Unsecd. Note, REGS, 6.875%, 3/24/2026	1,020,813
2,085,000	YPF Sociedad Anonima, Sec. Fac. Bond, 9.500%, 1/17/2031	2,200,868
1,550,000	YPF Sociedad Anonima, Sr. Unsecd. Note, 144A, 8.750%, 9/11/2031	1,584,100
1,750,000	YPF Sociedad Anonima, Sr. Unsecd. Note, 144A, 9.000%, 6/30/2029	1,808,667
2,000,000	YPF Sociedad Anonima, Sr. Unsecd. Note, REGS, 7.000%, 12/15/2047	1,683,619
	TOTAL	91,210,986
	Real Estate—0.1%
1,100,000	China Great Wall International Holdings III Ltd., Sr. Unsecd. Note, Series EMTN, 3.875%, 8/31/2027	1,055,164
	Sovereign—55.5%
1,800,000	Angola, Government of, Sr. Unsecd. Note, 144A, 8.000%, 11/26/2029	1,646,352
2,100,000	Angola, Government of, Sr. Unsecd. Note, 144A, 8.750%, 4/14/2032	1,900,500
1,700,000	Angola, Government of, Sr. Unsecd. Note, REGS, 8.000%, 11/26/2029	1,560,478
2,800,000	Angola, Government of, Sr. Unsecd. Note, REGS, 8.250%, 5/9/2028	2,672,992
500,000	Angola, Government of, Sr. Unsecd. Note, REGS, 9.125%, 11/26/2049	417,500
1,800,000	Angola, Government of, Sr. Unsecd. Note, REGS, 9.500%, 11/12/2025	1,825,110
17,814,359	Argentina Bonar Bonds, Unsecd. Note, 0.750%, 7/9/2030	11,312,118
2,860,000	Argentina, Government of, Series 3, 3.000%, 5/31/2026	2,550,948
16,210,441	Argentina, Government of, Sr. Unsecd. Note, 0.750%, 7/9/2030	10,906,904
4,800,000	Argentina, Government of, Sr. Unsecd. Note, 1.000%, 7/9/2029	3,444,805
12,300,000	Argentina, Government of, Sr. Unsecd. Note, 3.500%, 7/9/2041	6,302,395
18,482,671	Argentina, Government of, Sr. Unsecd. Note, 4.125%, 7/9/2035	10,200,760
2,350,000	Argentina, Government of, Sr. Unsecd. Note, 4.125%, 7/9/2046	1,345,829
15,000,000	Argentina, Government of, Sr. Unsecd. Note, 5.000%, 1/9/2038	8,922,934
2,000,000	Argentina, Government of, Unsecd. Note, 1.000%, 7/9/2029	1,363,000
11,500,000	Argentina, Government of, Unsecd. Note, 4.125%, 7/9/2035	6,583,750
3,000,000	Argentina, Government of, Unsecd. Note, 5.000%, 1/9/2038	1,792,500
1,140,000	Argentina, Government of, Unsecd. Note, Series 1A, 5.000%, 10/31/2027	1,067,200
1,140,000	Argentina, Government of, Unsecd. Note, Series 1B, 5.000%, 10/31/2027	1,014,988
1,500,000	Argentina, Government of, Unsecd. Note, Series 1C, 5.000%, 10/31/2027	1,265,580
2,260,000	Argentina, Government of, Unsecd. Note, Series 1D, 5.000%, 10/31/2027	1,882,896
1,000,000	Armenia, Government of, Sr. Unsecd. Note, REGS, 3.950%, 9/26/2029	884,700
800,000	Azerbaijan, Government of, Sr. Unsecd. Note, REGS, 3.500%, 9/1/2032	694,610
3,500,000	Bahamas, Government of, Sr. Unsecd. Note, REGS, 6.000%, 11/21/2028	3,313,800
1,250,000	Bahamas, Government of, Sr. Unsecd. Note, REGS, 9.000%, 6/16/2029	1,290,000
3,800,000	Bahrain, Government of, Sr. Unsecd. Note, REGS, 6.750%, 9/20/2029	3,905,897
2,000,000	Banco Nacional de Comercio Exterior, Sub., REGS, 2.720%, 8/11/2031	1,826,948
EUR 1,300,000	Benin, Government of, Sr. Unsecd. Note, 144A, 4.950%, 1/22/2035	1,177,599
$ 600,000	Benin, Government of, Sr. Unsecd. Note, 144A, 7.960%, 2/13/2038	590,430
500,000	Bolivia, Government of, Sr. Unsecd. Note, 144A, 4.500%, 3/20/2028	315,000
1,800,000	Bolivia, Government of, Sr. Unsecd. Note, REGS, 4.500%, 3/20/2028	1,134,000
700,000	Bolivia, Government of, Sr. Unsecd. Note, REGS, 7.500%, 3/2/2030	441,000
3,000,000	Brazil, Government of, Bond, 8.250%, 1/20/2034	3,460,218
5,000,000	Brazil, Government of, Sr. Secd. Note, 5.625%, 2/21/2047	4,230,780
4,000,000	Brazil, Government of, Sr. Unsecd. Note, 3.750%, 9/12/2031	3,524,573
8,000,000	Brazil, Government of, Sr. Unsecd. Note, 3.875%, 6/12/2030	7,276,548
Annual Financial Statements and Additional Information

Principal Amount or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$ 3,000,000		Brazil, Government of, Sr. Unsecd. Note, 4.750%, 1/14/2050	$ 2,198,132
6,450,000		Brazil, Government of, Sr. Unsecd. Note, 6.000%, 10/20/2033	6,398,239
6,700,000		Brazil, Government of, Sr. Unsecd. Note, 6.125%, 3/15/2034	6,620,689
2,000,000		Brazil, Government of, Sr. Unsecd. Note, 6.250%, 3/18/2031	2,035,370
3,683,000		Brazil, Government of, Sr. Unsecd. Note, 7.125%, 5/13/2054	3,674,469
2,000,000		Brazil, Government of, Unsecd. Note, 4.500%, 5/30/2029	1,921,207
BRL 5,000,000		Brazil, Government of, Unsecd. Note, Series NTNF, 10.000%, 1/1/2025	891,766
4,000,000		Brazil, Government of, Unsecd. Note, Series NTNF, 10.000%, 1/1/2027	679,593
$ 4,500,000		Columbia, Government of, 7.375%, 9/18/2037	4,294,125
800,000		Columbia, Government of, Bond, 10.375%, 1/28/2033	960,800
1,500,000		Columbia, Government of, Sr. Unsecd. Note, 3.250%, 4/22/2032	1,156,932
1,500,000		Columbia, Government of, Sr. Unsecd. Note, 3.875%, 2/15/2061	797,356
6,000,000		Columbia, Government of, Sr. Unsecd. Note, 4.500%, 3/15/2029	5,559,092
4,000,000		Columbia, Government of, Sr. Unsecd. Note, 5.000%, 6/15/2045	2,732,959
6,513,000		Columbia, Government of, Sr. Unsecd. Note, 7.500%, 2/2/2034	6,442,528
1,350,000		Columbia, Government of, Sr. Unsecd. Note, 7.750%, 11/7/2036	1,326,077
6,000,000		Columbia, Government of, Sr. Unsecd. Note, 8.000%, 4/20/2033	6,164,595
1,500,000		Columbia, Government of, Sr. Unsecd. Note, 8.000%, 11/14/2035	1,516,973
4,000,000		Columbia, Government of, Sr. Unsecd. Note, 8.750%, 11/14/2053	4,062,280
COP 10,000,000,000		Columbia, Government of, Unsecd. Note, Series B, 7.250%, 10/18/2034	1,763,888
$ 3,000,000		Costa Rica, Government of, Sr. Unsecd. Note, REGS, 6.550%, 4/3/2034	3,113,118
2,500,000		Costa Rica, Government of, Unsecd. Note, 144A, 7.300%, 11/13/2054	2,638,750
1,000,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 4.500%, 1/30/2030	926,500
2,650,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 4.875%, 9/23/2032	2,421,204
2,000,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 5.875%, 1/30/2060	1,768,109
2,800,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 6.000%, 2/22/2033	2,753,588
1,500,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 7.450%, 4/30/2044	1,623,451
5,500,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 4.875%, 9/23/2032	5,025,141
5,450,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 5.875%, 1/30/2060	4,818,098
3,000,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 5.950%, 1/25/2027	3,005,062
3,400,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 6.000%, 2/22/2033	3,343,643
3,000,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 6.000%, 7/19/2028	3,011,721
1,750,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 6.500%, 2/15/2048	1,712,756
1,200,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 6.850%, 1/27/2045	1,219,171
500,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 7.450%, 4/30/2044	541,150
800,000	[4]	Ecuador, Government of, Sr. Unsecd. Note, REGS, 0.000%, 7/31/2030	435,880
6,515,000		Ecuador, Government of, Sr. Unsecd. Note, REGS, 5.000%, 7/31/2040	3,303,992
8,175,000		Ecuador, Government of, Sr. Unsecd. Note, REGS, 5.500%, 7/31/2035	4,510,603
2,350,000		Ecuador, Government of, Sr. Unsecd. Note, REGS, 6.900%, 7/31/2030	1,613,394
EUR 500,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 6.375%, 4/11/2031	467,800
$ 2,000,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 7.052%, 1/15/2032	1,715,100
900,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 7.300%, 9/30/2033	759,258
1,900,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 7.600%, 3/1/2029	1,822,480
400,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 7.625%, 5/29/2032	350,702
4,300,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 8.750%, 9/30/2051	3,461,539
6,200,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 8.875%, 5/29/2050	5,045,114
3,500,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 5.875%, 2/16/2031	2,893,730
EUR 1,000,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 6.375%, 4/11/2031	935,601
$ 2,100,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 6.588%, 2/21/2028	1,989,750
6,200,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 7.625%, 5/29/2032	5,435,881
Annual Financial Statements and Additional Information

Principal Amount or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$ 1,100,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 7.903%, 2/21/2048	$ 825,356
2,400,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 8.700%, 3/1/2049	1,923,120
EGP 568,875,000	[4]	Egypt, Government of, Unsecd. Note, Series 364D, 0.000%, 12/3/2024	11,349,646
$ 1,500,000		El Salvador, Government of, Sr. Unsecd. Note, 144A, 0.250%, 4/17/2030	37,865
1,500,000		El Salvador, Government of, Sr. Unsecd. Note, 144A, 9.250%, 4/17/2030	1,485,000
2,000,000		El Salvador, Government of, Sr. Unsecd. Note, REGS, 7.124%, 1/20/2050	1,522,695
3,000,000		El Salvador, Government of, Sr. Unsecd. Note, REGS, 8.250%, 4/10/2032	2,800,979
2,900,000		Gabon, Government of, Sr. Unsecd. Note, 144A, 7.000%, 11/24/2031	2,312,982
3,000,000		Gabon, Government of, Sr. Unsecd. Note, REGS, 6.950%, 6/16/2025	2,927,088
273,218	[4]	Ghana, Government of, Sr. Unsecd. Note, 144A, 0.000%, 1/3/2030	206,776
188,800	[4]	Ghana, Government of, Sr. Unsecd. Note, 144A, 0.000%, 7/3/2026	175,115
1,427,800		Ghana, Government of, Sr. Unsecd. Note, 144A, 5.000%, 7/3/2029	1,224,339
2,053,200		Ghana, Government of, Sr. Unsecd. Note, 144A, 5.000%, 7/3/2035	1,427,487
1,000,000		Guatemala, Government of, 144A, 7.050%, 10/4/2032	1,052,000
3,000,000		Guatemala, Government of, Sr. Unsecd. Note, REGS, 4.650%, 10/7/2041	2,367,000
1,000,000		Guatemala, Government of, Sr. Unsecd. Note, REGS, 4.875%, 2/13/2028	970,000
4,000,000		Guatemala, Government of, Sr. Unsecd. Note, REGS, 4.900%, 6/1/2030	3,800,640
3,000,000		Guatemala, Government of, Sr. Unsecd. Note, REGS, 5.375%, 4/24/2032	2,889,000
2,000,000		Guatemala, Government of, Sr. Unsecd. Note, REGS, 6.600%, 6/13/2036	2,028,000
1,250,000		Guatemala, Government of, Sr. Unsecd. Note, REGS, 7.050%, 10/4/2032	1,315,000
1,000,000		Guatemala, Government of, Unsecd. Note, REGS, 5.250%, 8/10/2029	968,000
2,200,000		Honduras, Government of, Sr. Unsecd. Note, REGS, 5.625%, 6/24/2030	1,969,650
IDR 10,000,000,000		Indonesia, Government of, Sr. Unsecd. Note, Series FR68, 8.375%, 3/15/2034	699,796
EUR 1,038,000		Ivory Coast, Government of, Sr. Unsecd. Note, 144A, 5.875%, 10/17/2031	1,061,068
$ 800,000		Ivory Coast, Government of, Sr. Unsecd. Note, 144A, 6.125%, 6/15/2033	725,036
900,000		Ivory Coast, Government of, Sr. Unsecd. Note, 144A, 8.250%, 1/30/2037	895,509
2,788,198		Ivory Coast, Government of, Sr. Unsecd. Note, REGS, 5.750%, 12/31/2032	2,648,788
5,300,000		Ivory Coast, Government of, Sr. Unsecd. Note, REGS, 6.125%, 6/15/2033	4,803,363
2,100,000		Ivory Coast, Government of, Sr. Unsecd. Note, REGS, 6.375%, 3/3/2028	2,081,625
1,300,000		Jordan, Government of, Sr. Unsecd. Note, 144A, 5.850%, 7/7/2030	1,226,875
600,000		Kenya, Government of, Sr. Unsecd. Note, 144A, 6.300%, 1/23/2034	483,336
300,000		Kenya, Government of, Sr. Unsecd. Note, 144A, 9.750%, 2/16/2031	301,110
2,000,000		Kenya, Government of, Sr. Unsecd. Note, REGS, 7.000%, 5/22/2027	1,972,580
200,000		Kenya, Government of, Sr. Unsecd. Note, REGS, 7.250%, 2/28/2028	191,398
3,000,000		Kenya, Government of, Sr. Unsecd. Note, REGS, 8.000%, 5/22/2032	2,767,310
1,500,000		Kenya, Government of, Sr. Unsecd. Note, REGS, 8.250%, 2/28/2048	1,256,670
4,600,000		Kingdom of Bahrain, Government of, Sr. Unsecd. Note, 144A, 5.250%, 1/25/2033	4,211,328
4,200,000		Kingdom of Bahrain, Government of, Sr. Unsecd. Note, 144A, 5.450%, 9/16/2032	3,927,672
3,000,000		Kingdom of Bahrain, Government of, Sr. Unsecd. Note, 144A, 5.625%, 5/18/2034	2,782,662
1,000,000		Kingdom of Bahrain, Government of, Sr. Unsecd. Note, 144A, 7.375%, 5/14/2030	1,054,610
2,500,000		Kingdom of Bahrain, Government of, Sr. Unsecd. Note, REGS, 5.250%, 1/25/2033	2,287,300
2,500,000		Kingdom of Bahrain, Government of, Sr. Unsecd. Note, REGS, 5.625%, 9/30/2031	2,394,608
1,700,000	[2,3]	Lebanon, Government of, Sr. Secd. Note, Series EMTN, 6.100%, 12/31/2099	145,559
1,000,000	[2,3]	Lebanon, Government of, Sr. Unsecd. Note, 6.000%, 12/31/2099	84,628
1,000,000		Liberty Costa Rica SR SF, Sec. Fac. Bond, REGS, 10.875%, 1/15/2031	1,073,125
800,000		Mongolia, Government of, Sr. Unsecd. Note, REGS, 3.500%, 7/7/2027	746,434
700,000		Mongolia, Government of, Sr. Unsecd. Note, REGS, 5.125%, 4/7/2026	688,801
1,250,000		Morocco, Government of, Sr. Unsecd. Note, 144A, 4.000%, 12/15/2050	865,000
800,000		Morocco, Government of, Sr. Unsecd. Note, REGS, 4.000%, 12/15/2050	553,600
1,900,000		Nigeria, Government of, Sr. Unsecd. Note, 144A, 7.375%, 9/28/2033	1,605,443
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value in U.S. Dollars
	FOREIGN GOVERNMENTS/AGENCIES—continued
	Sovereign—continued
$ 2,300,000	Nigeria, Government of, Sr. Unsecd. Note, 144A, 8.375%, 3/24/2029	$ 2,216,108
2,700,000	Nigeria, Government of, Sr. Unsecd. Note, REGS, 6.125%, 9/28/2028	2,435,670
2,600,000	Nigeria, Government of, Sr. Unsecd. Note, REGS, 6.500%, 11/28/2027	2,452,502
1,200,000	Nigeria, Government of, Sr. Unsecd. Note, REGS, 7.143%, 2/23/2030	1,082,130
2,100,000	Nigeria, Government of, Sr. Unsecd. Note, REGS, 7.625%, 11/28/2047	1,601,250
1,300,000	Nigeria, Government of, Sr. Unsecd. Note, REGS, 8.375%, 3/24/2029	1,252,583
2,600,000	Nigeria, Government of, Sr. Unsecd. Note, REGS, 8.747%, 1/21/2031	2,486,796
800,000	Nigeria, Government of, Unsecd. Note, REGS, 7.875%, 2/16/2032	717,900
2,000,000	Oman, Government of, Sr. Unsecd. Note, REGS, 6.500%, 3/8/2047	2,014,420
3,500,000	Oman, Government of, Sr. Unsecd. Note, REGS, 6.750%, 1/17/2048	3,620,942
2,500,000	Oman, Government of, Sr. Unsecd. Note, REGS, 7.000%, 1/25/2051	2,668,870
5,800,000	Pakistan, Government of, Sr. Secd. Note, REGS, 6.875%, 12/5/2027	5,252,306
2,300,000	Pakistan, Government of, Sr. Unsecd. Note, REGS, 6.000%, 4/8/2026	2,158,734
3,300,000	Pakistan, Government of, Sr. Unsecd. Note, REGS, 7.375%, 4/8/2031	2,792,163
700,000	Pakistan, Government of, Sr. Unsecd. Note, REGS, 7.950%, 1/31/2029	653,045
3,400,000	Pakistan, Government of, Sr. Unsecd. Note, REGS, 8.250%, 9/30/2025	3,353,335
1,500,000	Panama, Government of, Sr. Unsecd. Note, 2.252%, 9/29/2032	1,095,135
500,000	Panama, Government of, Sr. Unsecd. Note, 4.500%, 4/16/2050	331,535
2,300,000	Papua New Guinea, Government of, Sr. Unsecd. Note, REGS, 8.375%, 10/4/2028	2,264,125
1,000,000	Paraguay, Government of, 144A, 5.400%, 3/30/2050	885,500
2,000,000	Paraguay, Government of, Sr. Secd. Note, REGS, 4.950%, 4/28/2031	1,948,000
2,000,000	Paraguay, Government of, Sr. Unsecd. Note, REGS, 3.849%, 6/28/2033	1,769,000
3,200,000	Romania, Government of, Sr. Unsecd. Note, 144A, 4.000%, 2/14/2051	2,151,776
2,300,000	Romania, Government of, Sr. Unsecd. Note, 144A, 6.375%, 1/30/2034	2,294,802
1,000,000	Romania, Government of, Sr. Unsecd. Note, REGS, 3.625%, 3/27/2032	857,500
900,000	Rwanda, Government of, Sr. Unsecd. Note, 144A, 5.500%, 8/9/2031	756,450
500,000	Saudi Arabia, Government of, Sr. Unsecd. Note, 144A, 5.000%, 1/18/2053	439,065
EUR 2,500,000	Senegal, Government of, Sr. Unsecd. Note, 144A, 5.375%, 6/8/2037	1,951,151
$ 800,000	Senegal, Government of, Sr. Unsecd. Note, REGS, 6.750%, 3/13/2048	564,192
3,300,000	Serbia, Government of, Sr. Unsecd. Note, 144A, 6.500%, 9/26/2033	3,451,027
1,000,000	Serbia, Government of, Sr. Unsecd. Note, REGS, 2.125%, 12/1/2030	825,856
1,000,000	Sharjah Govt., Sr. Unsecd. Note, REGS, 4.000%, 7/28/2050	677,528
2,100,000	South Africa, Government of, Sr. Unsecd. Note, 4.850%, 9/30/2029	1,982,358
3,200,000	South Africa, Government of, Sr. Unsecd. Note, 5.000%, 10/12/2046	2,332,928
2,800,000	South Africa, Government of, Sr. Unsecd. Note, 5.650%, 9/27/2047	2,198,700
4,600,000	South Africa, Government of, Sr. Unsecd. Note, 5.875%, 4/20/2032	4,412,688
2,000,000	South Africa, Government of, Sr. Unsecd. Note, 6.250%, 3/8/2041	1,798,420
2,100,000	South Africa, Government of, Sr. Unsecd. Note, 6.300%, 6/22/2048	1,774,500
1,125,000	Trinidad and Tobago, Government of, 144A, 6.400%, 6/26/2034	1,127,813
1,700,000	Trinidad and Tobago, Government of, REGS, 5.950%, 1/14/2031	1,687,250
500,000	Tunisia, Government of, Sr. Unsecd. Note, REGS, 5.750%, 1/30/2025	488,708
2,000,000	Turkey, Government of, Sr. Unsecd. Note, 4.250%, 4/14/2026	1,969,650
5,700,000	Turkey, Government of, Sr. Unsecd. Note, 4.875%, 4/16/2043	4,104,000
3,500,000	Turkey, Government of, Sr. Unsecd. Note, 5.125%, 2/17/2028	3,415,342
2,800,000	Turkey, Government of, Sr. Unsecd. Note, 5.250%, 3/13/2030	2,642,500
9,200,000	Turkey, Government of, Sr. Unsecd. Note, 5.750%, 5/11/2047	7,123,100
2,000,000	Turkey, Government of, Sr. Unsecd. Note, 5.875%, 6/26/2031	1,890,840
3,000,000	Turkey, Government of, Sr. Unsecd. Note, 5.950%, 1/15/2031	2,861,400
2,000,000	Turkey, Government of, Sr. Unsecd. Note, 6.000%, 1/14/2041	1,690,540
2,500,000	Turkey, Government of, Sr. Unsecd. Note, 6.000%, 3/25/2027	2,525,000
Annual Financial Statements and Additional Information

Principal Amount or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$ 1,500,000		Turkey, Government of, Sr. Unsecd. Note, 6.500%, 9/20/2033	$ 1,441,950
2,000,000		Turkey, Government of, Sr. Unsecd. Note, 6.750%, 5/30/2040	1,851,030
4,000,000		Turkey, Government of, Sr. Unsecd. Note, 6.875%, 3/17/2036	3,875,120
3,500,000		Turkey, Government of, Sr. Unsecd. Note, 7.625%, 4/26/2029	3,661,962
2,000,000		Turkey, Government of, Sr. Unsecd. Note, 9.125%, 7/13/2030	2,233,280
4,000,000		Turkey, Government of, Sr. Unsecd. Note, 9.375%, 1/19/2033	4,568,080
1,000,000		Turkey, Government of, Sr. Unsecd. Note, 9.375%, 3/14/2029	1,114,500
3,000,000		Turkey, Government of, Sr. Unsecd. Note, REGS, 5.125%, 6/22/2026	2,975,424
3,000,000		Turkey, Government of, Sr. Unsecd. Note, REGS, 7.250%, 2/24/2027	3,093,042
6,400,000		Turkey, Government of, Unsecd. Note, 6.625%, 2/17/2045	5,597,280
529,527	[2,4]	Ukraine, Government of, Sr. Unsecd. Note, 144A, 0.000%, 2/1/2030	255,431
1,978,771	[2,4]	Ukraine, Government of, Sr. Unsecd. Note, 144A, 0.000%, 2/1/2034	742,039
1,672,198	[2,4]	Ukraine, Government of, Sr. Unsecd. Note, 144A, 0.000%, 2/1/2035	815,197
1,393,498	[2,4]	Ukraine, Government of, Sr. Unsecd. Note, 144A, 0.000%, 2/1/2036	672,363
3,176,031	[2]	Ukraine, Government of, Sr. Unsecd. Note, 144A, 1.750%, 2/1/2034	1,516,555
2,575,651	[2]	Ukraine, Government of, Sr. Unsecd. Note, 144A, 1.750%, 2/1/2035	1,197,163
1,028,864	[2]	Ukraine, Government of, Sr. Unsecd. Note, 144A, 1.750%, 2/1/2036	470,577
1,505,000	[2,3]	Ukraine, Government of, Unsecd. Note, 144A, 7.750%, 8/1/2041	1,086,366
1,000,000		United Arab Emirates, Government of, Sr. Unsecd. Note, REGS, 4.375%, 3/10/2051	716,225
500,000		United Arab Emirates, Government of, Sr. Unsecd. Note, Series EMTN, 4.226%, 3/14/2028	485,625
UYU 100,000,000		Uruguay, Government of, Sr. Unsecd. Note, REGS, 8.500%, 3/15/2028	2,360,287
$ 1,500,000		Uzbekistan, Government of, Sr. Unsecd. Note, REGS, 5.375%, 2/20/2029	1,425,567
2,653,000	[2,3]	Venezuela, Government of, Sr. Unsecd. Note, 7.000%, 3/31/2038	357,048
399,711		Zambia, Government of, Sr. Unsecd. Note, REGS, 0.500%, 12/31/2053	217,543
507,565		Zambia, Government of, Unsecd. Note, REGS, 5.750%, 6/30/2033	445,642
		TOTAL	485,240,399
		State/Provincial—0.8%
312,000		Brazil Minas SPE, Sec. Fac. Bond, 144A, 5.333%, 2/15/2028	312,892
1,079,000		Buenos Aires, City of, Sr. Unsecd. Note, 144A, 7.500%, 6/1/2027	1,079,000
3,673,637		Provincia De Buenos Aires, Sr. Unsecd. Note, 144A, 6.625%, 9/1/2037	2,093,973
3,516,410		Provincia De Buenos Aires, Sr. Unsecd. Note, REGS, 6.625%, 9/1/2037	2,004,354
708,401		Provincia De Cordoba, Sr. Unsecd. Note, 144A, 6.990%, 6/1/2027	658,813
753,000		Provincia De Cordoba, Sr. Unsecd. Note, REGS, 6.990%, 6/1/2027	700,290
134,268		Provincia de Entre Rios Argentina, Sr. Unsecd. Note, 144A, 8.100%, 8/8/2028	108,959
		TOTAL	6,958,281
		Telecommunications & Cellular—0.5%
1,500,000		Oryx Funding Ltd., Sr. Unsecd. Note, REGS, 5.800%, 2/3/2031	1,518,163
377,000		Turk Telekomunikasyon AS, Sr. Unsecd. Note, REGS, 6.875%, 2/28/2025	378,313
2,500,000		Turk Telekomunikasyon AS, Sr. Unsecd. Note, REGS, 7.375%, 5/20/2029	2,554,383
		TOTAL	4,450,859
		Transportation—0.3%
1,500,000		DP World Ltd., Sr. Unsecd. Note, 144A, 4.700%, 9/30/2049	1,265,439
1,000,000	[1]	DP World Salaam, Jr. Sub. Note, 6.000%, 10/1/2025	998,549
600,000		Transnet SOC Ltd., Sr. Unsecd. Note, 144A, 8.250%, 2/6/2028	611,295
		TOTAL	2,875,283
		Utilities—1.8%
1,200,000		Eig Pearl Holdings S.a.r.l., Sec. Fac. Bond, 144A, 4.387%, 11/30/2046	953,809
2,300,000		Eskom Holdings Soc Ltd., Sr. Unsecd. Note, 144A, 6.350%, 8/10/2028	2,304,222
900,000		Eskom Holdings Soc Ltd., Sr. Unsecd. Note, REGS, 6.350%, 8/10/2028	901,652
5,700,000		Eskom Holdings Soc Ltd., Sr. Unsecd. Note, REGS, 8.450%, 8/10/2028	5,966,974
Annual Financial Statements and Additional Information

Principal Amount or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Utilities—continued
$ 850,000		Instituto Costarricense de Electricidad, Sr. Unsecd. Note, REGS, 6.375%, 5/15/2043	$ 787,950
900,000		Israel Electric Corp. Ltd., Sec. Fac. Bond, Series GMTN, 4.250%, 8/14/2028	850,844
400,000		Israel Electric Corp. Ltd., Unsecd. Note, Series GMTN, 3.750%, 2/22/2032	342,728
1,000,000		Lamar Funding Ltd., Sr. Unsecd. Note, REGS, 3.958%, 5/7/2025	990,470
700,000		State Grid Overseas Investment 2016 Ltd., Sr. Unsecd. Note, 144A, 4.250%, 5/2/2028	696,401
2,100,000		State Grid Overseas Investment 2016 Ltd., Sr. Unsecd. Note, Series EMTN, 1.625%, 8/5/2030	1,802,986
		TOTAL	15,598,036
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $575,026,177)	632,137,888
		CORPORATE BONDS—22.9%
		Air Transportation—0.3%
200,000		Aeropuertos Dominicanos Siglo XXI S.A., Sec. Fac. Bond, 144A, 7.000%, 6/30/2034	204,194
900,000		Embraer Netherlands B.V., Sr. Unsecd. Note, 144A, 7.000%, 7/28/2030	954,194
350,000	[2,3]	Gol Finance, Sr. Unsecd. Note, REGS, 7.000%, 1/31/2025	42,947
1,000,000		Grupo Aeromexico SAB de CV, Sr. Secd. Note, REGS, 8.500%, 3/17/2027	1,043,415
300,000	[4]	Latam Airlines Group S.A., 144A, 0.000%, 4/15/2030	300,750
		TOTAL	2,545,500
		Airport—0.4%
1,315,000		Delhi Intl Airport, REGS, 6.450%, 6/4/2029	1,352,017
1,250,000		GMR Hyderabad International Airport Ltd., REGS, 4.250%, 10/27/2027	1,198,719
500,000		GMR Hyderabad International Airport Ltd., Term Loan - 1st Lien, 144A, 4.750%, 2/2/2026	493,943
		TOTAL	3,044,679
		Automotive—0.1%
300,000		Nemak SAB de CV, Sr. Unsecd. Note, 144A, 3.625%, 6/28/2031	238,986
1,000,000		Nemak SAB de CV, Sr. Unsecd. Note, REGS, 3.625%, 6/28/2031	796,619
		TOTAL	1,035,605
		Banking—2.5%
600,000	[1]	Access Bank PLC, Jr. Sub. Note, 144A, 9.125%, 10/7/2026	589,901
2,000,000	[1]	Akbank TAS, 144A, 9.368%, 3/14/2029	2,051,732
2,300,000	[2,3,5]	Alfa Bank (Alfa Bond), Sub., REGS, 5.950%, 4/15/2030	115,000
480,000		Banco Btg Pactual/Cayman, Sr. Unsecd. Note, 144A, 5.750%, 1/22/2030	478,272
500,000		Banco Btg Pactual/Cayman, Sr. Unsecd. Note, 144A, 6.250%, 4/8/2029	511,521
1,000,000		Banco Continental, Sr. Unsecd. Note, 144A, 2.750%, 12/10/2025	970,258
500,000	[1]	Banco de Credito E Inversiones, Jr. Sub. Deb., 144A, 8.750%, 2/8/2029	528,594
2,000,000	[1]	BANCO Del Estado -Chile, Jr. Sub. Note, 144A, 7.950%, 5/2/2029	2,106,508
200,000	[1]	Banco General S.A., Jr. Sub. Note, 144A, 5.250%, 5/7/2031	184,299
500,000		Banco Industrial, Sub., 144A, 4.875%, 1/29/2031	488,435
1,000,000	[1]	Banco Mercantil De Norte, Jr. Sub. Deb., REGS, 7.500%, 6/27/2029	984,267
2,100,000	[1]	Banco Mercantil De Norte, Jr. Sub. Note, 144A, 6.625%, 1/24/2032	1,904,531
1,000,000		Bancolombia S.A., Sub., 8.625%, 12/24/2034	1,042,534
1,500,000		Itau Unibanco Holding S.A., Jr. Sub. Note, REGS, 7.721%, 6/12/2072	1,499,616
200,000	[1]	Itau Unibanco Holding S.A., Sr. Unsecd. Note, REGS, 4.625%, 2/27/2025	194,514
1,000,000		Mashreqbank PSC, Sub., 7.875%, 2/24/2033	1,067,965
1,000,000		Shinhan Bank, Sub., 144A, 5.750%, 4/15/2034	1,017,311
1,800,000	[1,2,3,5]	SovCo Capital Partners B.V., Jr. Sub. Note, 144A, 7.600%, 2/17/2027	90,000
2,000,000		Turkiye Garanti Bankasi AS, Sub., REGS, 8.375%, 2/28/2034	2,047,395
2,000,000		Yapi ve Kredi Bankasi A.S., 144A, 7.125%, 10/10/2029	2,014,661
1,800,000	[1]	Yapi ve Kredi Bankasi A.S., Jr. Sub. Note, 144A, 9.743%, 4/4/2029	1,866,875
		TOTAL	21,754,189
Annual Financial Statements and Additional Information

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Beverage & Tobacco—0.1%
$ 1,000,000		Central American Bottling Corp. / CBC Bottling Holdco SL / Beliv Holdco SL, Sr. Unsecd. Note, REGS, 5.250%, 4/27/2029	$ 959,862
		Building & Development—0.1%
1,000,000		JSW Infrastructure Ltd., Sec. Fac. Bond, 144A, 4.950%, 1/21/2029	968,941
		Building Materials—0.9%
500,000		Cemex S.A.B. de C.V., Sec. Fac. Bond, REGS, 5.450%, 11/19/2029	499,876
1,500,000		Cemex S.A.B. de C.V., Sr. Sub. Note, 144A, 9.125%, 6/14/2072	1,597,830
4,000,000		Cemex S.A.B. de C.V., Sr. Unsecd. Note, REGS, 5.200%, 9/17/2030	3,925,340
2,000,000	[1]	Cemex S.A.B. de C.V., Sub., REGS, 5.125%, 9/8/2171	1,954,287
		TOTAL	7,977,333
		Chemicals & Plastics—2.3%
700,000		Braskem Idesa S.A.P.I., Sec. Fac. Bond, 144A, 6.990%, 2/20/2032	520,384
1,400,000		Braskem Idesa S.A.P.I., Sec. Fac. Bond, REGS, 7.450%, 11/15/2029	1,111,589
300,000		Braskem Netherlands Finance B.V., Sr. Unsecd. Note, 144A, 8.000%, 10/15/2034	299,475
1,300,000		Braskem Netherlands Finance B.V., Sr. Unsecd. Note, 144A, 8.500%, 1/12/2031	1,347,148
1,000,000		Braskem Netherlands Finance B.V., Sr. Unsecd. Note, REGS, 4.500%, 1/10/2028	938,454
2,000,000		Braskem Netherlands Finance B.V., Sr. Unsecd. Note, REGS, 4.500%, 1/31/2030	1,740,156
1,000,000		Braskem Netherlands Finance B.V., Sr. Unsecd. Note, REGS, 5.875%, 1/31/2050	745,948
1,900,000		Braskem Netherlands Finance B.V., Sr. Unsecd. Note, REGS, 7.250%, 2/13/2033	1,843,273
4,400,000		Sasol Financing USA LLC, Sr. Unsecd. Note, 5.500%, 3/18/2031	3,800,732
1,900,000		Sasol Financing USA LLC, Sr. Unsecd. Note, 6.500%, 9/27/2028	1,852,257
1,400,000		Sasol Financing USA LLC, Sr. Unsecd. Note, 144A, 8.750%, 5/3/2029	1,440,659
500,000	[2,3]	UNIGEL Luxembourg S.A., Sr. Unsecd. Note, REGS, 8.750%, 10/1/2026	131,750
1,250,000		WE Soda Investments Holding PLC, Sec. Fac. Bond, 144A, 9.375%, 2/14/2031	1,285,500
2,500,000		WE Soda Investments Holding PLC, Sec. Fac. Bond, 144A, 9.500%, 10/6/2028	2,584,250
		TOTAL	19,641,575
		Clothing & Textiles—0.0%
300,000		LD Cellulose International, Term Loan - 1st Lien, 144A, 7.950%, 1/26/2032	307,238
		Consumer Products—0.3%
1,900,000		Meituan, Sr. Unsecd. Note, 144A, 3.050%, 10/28/2030	1,684,832
800,000		Melco Resorts Finance, Sr. Unsecd. Note, REGS, 5.375%, 12/4/2029	734,437
		TOTAL	2,419,269
		Ecological Services & Equipment—0.3%
2,250,000		Medco Maple Tree Pte Ltd., Sr. Unsecd. Note, 144A, 8.960%, 4/27/2029	2,364,172
500,000		Medco Maple Tree Pte Ltd., Sr. Unsecd. Note, REGS, 8.960%, 4/27/2029	525,371
		TOTAL	2,889,543
		Finance—0.8%
300,000		Azul Secured Finance LLP, 144A, 10.875%, 5/28/2030	192,809
750,000		Azul Secured Finance LLP, Sec. Fac. Bond, 144A, 11.930%, 8/28/2028	734,392
3,110,000	[2,3]	Credito Real Sab de CV, Sr. Unsecd. Note, REGS, 7.250%, 12/31/2099	337,435
60,000	[2,3]	Credito Real Sab de CV, Sr. Unsecd. Note, REGS, 9.500%, 2/7/2026	5,475
300,000		Inversiones Atlantida S.A., Sec. Fac. Bond, 144A, 7.500%, 5/19/2026	289,680
1,500,000	[1]	NBK Tier 1 Ltd., Jr. Sub. Note, REGS, 3.625%, 8/24/2026	1,428,630
3,500,000		Sisecame UK PLC, Sr. Unsecd. Note, 144A, 8.625%, 5/2/2032	3,570,433
500,000	[2,3,5]	Unifin Financiera, S. A. B. de C. V., Co. Guarantee, Sr. Unsecd. Note, 144A, 9.875%, 1/28/2029	15,650
		TOTAL	6,574,504
		Financial Institution - Finance Companies—0.3%
2,700,000		CT Trust, Sec. Fac. Bond, REGS, 5.125%, 2/3/2032	2,457,878
		Food Products—0.9%
2,600,000		Brf S.A., Sr. Secd. Note, REGS, 4.875%, 1/24/2030	2,436,888
Annual Financial Statements and Additional Information

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Food Products—continued
$ 1,000,000		Brf S.A., Sr. Unsecd. Note, REGS, 5.750%, 9/21/2050	$ 821,669
1,100,000		Cosan Luxembourg S.A., Sr. Unsecd. Note, 144A, 7.250%, 6/27/2031	1,122,771
1,150,000		Minerva Luxembourg S.A., Sr. Unsecd. Note, 144A, 8.875%, 9/13/2033	1,208,264
2,500,000		Minerva Luxembourg S.A., Sr. Unsecd. Note, REGS, 4.375%, 3/18/2031	2,117,465
		TOTAL	7,707,057
		Food Services—0.5%
1,000,000		Alsea de Mexico SAB de CV, Sr. Unsecd. Note, REGS, 7.750%, 12/14/2026	1,014,104
2,000,000		MARB BondCo PLC, Sr. Unsecd. Note, 144A, 3.950%, 1/29/2031	1,730,822
2,000,000		MARB BondCo PLC, Sr. Unsecd. Note, REGS, 3.950%, 1/29/2031	1,730,822
		TOTAL	4,475,748
		Government Agency—0.2%
578,000	[1]	AES Andes S.A., Jr. Sub. Note, REGS, 6.350%, 10/7/2079	574,719
500,000		AES Andes S.A., Sr. Unsecd. Note, 144A, 8.150%, 6/10/2055	511,668
346,154		Provincia De Mendoza, REGS, 5.750%, 3/19/2029	313,269
		TOTAL	1,399,656
		Industrial Products & Equipment—0.1%
927,034		International Airport S.A., REGS, 12.000%, 3/15/2033	992,471
		Insurance—0.1%
1,310,000	[1]	AIA Group Ltd., Sub., Series GMTN, 2.700%, 4/7/2026	1,262,426
		Metals & Mining—3.1%
1,000,000		Antofagasta PLC, 144A, 6.250%, 5/2/2034	1,040,007
2,000,000		CSN Resources S.A., Sr. Unsecd. Note, 144A, 8.875%, 12/5/2030	2,009,710
200,000		Endeavour Mining PLC, Sr. Unsecd. Note, 144A, 5.000%, 10/14/2026	194,593
6,500,000		First Quantum Minerals Ltd., Sr. Unsecd. Note, REGS, 6.875%, 10/15/2027	6,461,332
4,050,000		JSW Steel Ltd., Sr. Unsecd. Note, REGS, 5.050%, 4/5/2032	3,689,944
1,200,000		Minmetals Bounteous Finance BVI Ltd., Sr. Unsecd. Note, 4.200%, 7/27/2026	1,184,373
500,000		Navoi Mining and Metallurgical Company, Sr. Unsecd. Note, 144A, 6.700%, 10/17/2028	502,804
7,113,618		Samarco Mineracao S.A., Sr. Unsecd. Note, 144A, 9.000%, 6/30/2031	6,759,875
1,000,000		Stillwater Mining Co., Sr. Unsecd. Note, REGS, 4.000%, 11/16/2026	945,112
500,000		Vedanta Resources II PLC, Sr. Unsecd. Note, REGS, 9.250%, 4/23/2026	495,984
2,444,000		Vedanta Resources Ltd., Sr. Unsecd. Note, REGS, 13.875%, 12/9/2028	2,500,188
1,393,000		Volcan Compania Minera S.A.A., 144A, 8.750%, 1/24/2030	1,285,335
		TOTAL	27,069,257
		Oil & Gas—3.9%
2,570,628		AI Candelaria Spain SLU, Sec. Fac. Bond, REGS, 7.500%, 12/15/2028	2,547,353
1,926,829		Borr IHC Ltd. / Borr Finance LLC, Sec. Fac. Bond, REGS, 10.000%, 11/15/2028	1,980,039
900,000		Canacol Energy Ltd., Sr. Unsecd. Note, REGS, 5.750%, 11/24/2028	462,204
500,000		Energean Israel Finance Ltd., Sec. Fac. Bond, 5.875%, 3/30/2031	427,609
200,000		Energean Israel Finance Ltd., Sec. Fac. Bond, 8.500%, 9/30/2033	190,654
1,549,000		Gran Tierra Energy, Inc., 1st Priority Sr. Secd. Note, 144A, 9.500%, 10/15/2029	1,428,559
500,000		Greensaif Pipelines Bidc, Sec. Fac. Bond, 144A, 5.852%, 2/23/2036	501,323
4,968,900		Guara Norte s.a.r.l., Sr. Note, 144A, 5.198%, 6/15/2034	4,712,213
800,000		Heritage Petrol Co. Ltd., REGS, 9.000%, 8/12/2029	839,600
1,700,000		Hunt Oil Co. of Peru, Sr. Unsecd. Note, 144A, 8.550%, 9/18/2033	1,856,779
1,201,000		Kosmos Energy Ltd., Sr. Unsecd. Note, 144A, 7.500%, 3/1/2028	1,154,027
800,000		Kosmos Energy Ltd., Sr. Unsecd. Note, 144A, 7.750%, 5/1/2027	785,557
1,000,000		Kosmos Energy Ltd., Sr. Unsecd. Note, 144A, 8.750%, 10/1/2031	975,796
1,403,692		MC Brazil Downstream Trading S.a.r.l., Sec. Fac. Bond, 144A, 7.250%, 6/30/2031	1,190,130
898,000		Medco Laurel Tree Pte. Ltd., Sr. Unsecd. Note, 144A, 6.950%, 11/12/2028	895,571
500,000		Medco Laurel Tree Pte. Ltd., Sr. Unsecd. Note, REGS, 6.950%, 11/12/2028	498,648
Annual Financial Statements and Additional Information

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Oil & Gas—continued
$ 945,960		MV24 Capital B.V., Term Loan - 1st Lien, REGS, 6.748%, 6/1/2034	$ 918,688
1,214,000		Orazul Energy Egenor SCA, Sr. Unsecd. Note, REGS, 5.625%, 4/28/2027	1,175,759
500,000		Pampa Energia S.A., Sr. Unsecd. Note, REGS, 9.125%, 4/15/2029	517,614
850,000		Pan American Energy LLC, Sr. Unsecd. Note, 144A, 8.500%, 4/30/2032	898,981
916,700		Peru LNG S.R.L., Sr. Unsecd. Note, REGS, 5.375%, 3/22/2030	823,394
460,000		Pluspetrol Cam/Plus Lote, Sr. Unsecd. Note, 144A, 6.240%, 7/3/2036	473,485
1,400,000		Puma International Financing S.A., Sr. Unsecd. Note, 144A, 7.750%, 4/25/2029	1,431,518
500,000		SEPLAT Petroleum Development Co. PLC, Sr. Unsecd. Note, 144A, 7.750%, 4/1/2026	499,217
2,650,000		Sierracol Energy Andina, LLC, Sr. Unsecd. Note, REGS, 6.000%, 6/15/2028	2,411,335
870,000		Transport de Gas Del Sur, Sr. Unsecd. Note, 144A, 8.500%, 7/24/2031	904,249
700,000		Vivo Energy Investments, Sr. Unsecd. Note, 144A, 5.125%, 9/24/2027	686,330
2,700,000		Yinson Boronia Production, Sec. Fac. Bond, 144A, 8.947%, 7/31/2042	2,866,745
		TOTAL	34,053,377
		Other—0.1%
1,000,000		ENERGO PRO AS, Sr. Unsecd. Note, 144A, 11.000%, 11/2/2028	1,075,770
		Paper Products—0.3%
1,500,000		Klabin Austria Gmbh, Sr. Unsecd. Note, REGS, 3.200%, 1/12/2031	1,294,197
1,500,000		Klabin Austria Gmbh, Sr. Unsecd. Note, REGS, 7.000%, 4/3/2049	1,568,261
		TOTAL	2,862,458
		Pharmaceuticals—0.1%
200,000		Teva Pharmaceutical Finance LLC, Sr. Unsecd. Note, 6.150%, 2/1/2036	201,799
200,000		Teva Pharmaceutical Finance Netherlands III B.V., Sr. Unsecd. Note, 8.125%, 9/15/2031	223,935
		TOTAL	425,734
		Rail Industry—0.0%
161,980		Panama Canal Railway Co., Sec. Fac. Bond, 144A, 7.000%, 11/1/2026	165,063
		Real Estate—0.0%
1,000,000	[2,3]	Country Garden Services Holdings Co. Ltd., 3.300%, 1/12/2031	99,060
2,100,000	[2,3]	Shimao Group Holdings Ltd., Sr. Unsecd. Note, 4.750%, 12/31/2099	157,500
		TOTAL	256,560
		Retailers—0.3%
800,000	[2,3]	Future Retail Ltd., Sec. Fac. Bond, 144A, 5.600%, 1/22/2025	4,008
850,000		InRetail Consumer, Sec. Fac. Bond, 144A, 3.250%, 3/22/2028	788,310
2,200,000		JD.com, Inc., Sr. Unsecd. Note, 3.875%, 4/29/2026	2,169,556
1,200,000	[2,3]	Sri Rejeki Isman Tbk, Sr. Unsecd. Note, REGS, 7.250%, 1/16/2025	67,500
		TOTAL	3,029,374
		State/Provincial—0.0%
314,428		Bono Gar Prov Del Chubut, Term Loan - 1st Lien, REGS, 7.750%, 7/26/2030	300,279
		Technology Services—0.7%
1,500,000		Alibaba Group Holding Ltd., Sr. Unsecd. Note, 4.200%, 12/6/2047	1,270,530
1,700,000		Baidu, Inc., Sr. Unsecd. Note, 3.425%, 4/7/2030	1,586,408
2,000,000		Tencent Holdings Ltd., Sr. Unsecd. Note, 144A, 3.595%, 1/19/2028	1,936,630
1,100,000		Xiaomi Best Time International Ltd., Sr. Unsecd. Note, 144A, 3.375%, 4/29/2030	1,006,090
		TOTAL	5,799,658
		Telecommunications & Cellular—1.2%
1,500,000		Colombia Telecomunicaciones S.A. ESP, Sr. Unsecd. Note, REGS, 4.950%, 7/17/2030	1,298,365
2,004,416		Digicel Intermediate Holdings Ltd., 12.000%, 5/25/2027	2,015,671
1,900,000		IHS Holding Ltd., Sr. Unsecd. Note, REGS, 5.625%, 11/29/2026	1,869,495
1,400,000		IHS Netherlands Holdco B.V., Sr. Unsecd. Note, 144A, 8.000%, 9/18/2027	1,401,583
1,000,000		Millicom International Cellular S.A., Sr. Unsecd. Note, REGS, 4.500%, 4/27/2031	902,931
1,300,000		Telecom of Trin & Tobago, Sec. Fac. Bond, REGS, 8.875%, 10/18/2029	1,310,660
Annual Financial Statements and Additional Information

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Telecommunications & Cellular—continued
$ 300,000		Telecommunications Co.Telekom Srbija Akcionarsko drustvo, Sr. Unsecd. Note, 144A, 7.000%, 10/28/2029	$ 302,157
1,052,000		Telfon Celuar Del Paraguay, Sr. Unsecd. Note, REGS, 5.875%, 4/15/2027	1,051,248
200,000		Total Play Telecom, Sec. Fac. Bond, 144A, 10.500%, 12/31/2028	172,150
		TOTAL	10,324,260
		Transportation—0.7%
1,889,587		Acu Petroleo Luxembourg, Sec. Fac. Bond, 144A, 7.500%, 1/13/2032	1,899,415
1,000,000		Adani Ports and Special Economic Zone Ltd., Sr. Unsecd. Note, REGS, 4.000%, 7/30/2027	951,416
2,000,000		Mersin Uluslararasi Liman Isletmeciligi A.s., Sr. Unsecd. Note, 144A, 8.250%, 11/15/2028	2,074,500
1,100,000		Simpar Europe S.A., Sr. Unsecd. Note, 144A, 5.200%, 1/26/2031	902,937
		TOTAL	5,828,268
		Utilities—2.3%
1,000,000		Buffalo Energy Mexico Holdings, Term Loan - 1st Lien, REGS, 7.875%, 2/15/2039	1,031,650
1,140,500		Empresa Electrica Cochra, 144A, 5.500%, 5/14/2027	1,109,585
1,200,000		Energuate Trust, Sr. Unsecd. Note, REGS, 5.875%, 5/3/2027	1,178,250
1,400,000		Globeleq Mesoamerica, Sr. Note, 144A, 6.250%, 4/26/2029	1,351,965
1,790,000		Greenko Dutch B.V., REGS, 3.850%, 3/29/2026	1,725,560
2,862,750		Greenko Power II Ltd., Sr. Unsecd. Note, REGS, 4.300%, 12/13/2028	2,673,488
1,400,000	[2,3]	Light Servicos Energia, Sr. Unsecd. Note, REGS, 4.375%, 6/18/2026	836,822
188,975		LLPL Capital Pte. Ltd., 144A, 6.875%, 2/4/2039	193,313
1,450,000		Minejesa Capital B.V., Sec. Fac. Bond, 144A, 5.625%, 8/10/2037	1,367,059
859,600		Minejesa Capital B.V., Term Loan - 1st Lien, REGS, 4.625%, 8/10/2030	838,141
1,475,741		Mong Duong Finance Holdings B.V., 144A, 5.125%, 5/7/2029	1,440,737
1,500,000		OMGRID Funding Ltd., Sr. Unsecd. Note, REGS, 5.196%, 5/16/2027	1,491,377
877,000		ReNew Power Ltd., Term Loan - 1st Lien, REGS, 5.875%, 3/5/2027	860,608
1,250,000		Termocandelaria Power, Sr. Unsecd. Note, 144A, 7.750%, 9/17/2031	1,257,031
3,000,000		Zorlu Enerji Elektrik Uretim AS, Sr. Unsecd. Note, 144A, 11.000%, 4/23/2030	3,012,086
		TOTAL	20,367,672
		TOTAL CORPORATE BONDS (IDENTIFIED COST $201,070,657)	199,971,204
		COMMON STOCKS—0.1%
		Automotive—0.1%
2,300,000		Nemak SAB de CV	243,684
		Chemicals & Plastics—0.0%
11,153	[3,5]	DIGICEL HOLDINGS BERMUDA LTD	22,306
4,716		Sociedad Quimica Y Minera de Chile S.A., ADR	181,047
		TOTAL	203,353
		Consumer Products—0.0%
191,350	[3,5]	ATENTO LUXCO 1 S.A.	0
		Finance—0.0%
67,865	[3,5]	Unifin Finaciera, S.A.B de C.V.	7,898
		Food Products—0.0%
125,353		Minerva S.A.	125,767
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,380,507)	580,702
		EXCHANGE-TRADED FUND—0.0%
8,777		iShares MSCI Emerging Markets ETF (IDENTIFIED COST $330,761)	390,137
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value in U.S. Dollars
	INVESTMENT COMPANY—3.9%
34,279,318	Federated Hermes Government Obligations Fund, Premier Shares, 4.77%[6] (IDENTIFIED COST $34,279,318)	$ 34,279,318
	TOTAL INVESTMENT IN SECURITIES—99.2% (IDENTIFIED COST $812,087,420)[7]	867,359,249
	OTHER ASSETS AND LIABILITIES - NET—0.8%[8]	6,601,865
	TOTAL NET ASSETS—100%	$873,961,114
At October 31, 2024, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized (Depreciation)
Long Futures:
United States Treasury Notes 5-Year Long Futures	15	$1,608,516	December 2024	$(37,885)
At October 31, 2024, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
11/25/2024	UBS AG	1,186,723	CHF	$1,395,790	$(18,421)
11/25/2024	UBS AG	899,278	CHF	$1,052,526	$(8,779)
11/25/2024	UBS AG	19,604,174	MXN	$990,000	$(13,843)
12/3/2024	Barclays Bank PLC	2,230,000	BRL	$401,621	$(17,226)
12/18/2024	JPMorgan Chase Bank, N.A.	1,634,158,154	CLP	$1,753,671	$(54,467)
12/18/2024	State Street Bank & Trust Co.	16,830,000,000	IDR	$1,086,761	$(15,800)
12/18/2024	State Street Bank & Trust Co.	13,003,099,330	IDR	$842,950	$(15,511)
Contracts Sold:
11/25/2024	UBS AG	2,067,196	CHF	$2,448,316	$49,026
11/25/2024	Standard Chartered Bank	19,252,332	MXN	$990,000	$31,362
12/18/2024	BNP Paribas SA	8,610,550,000	COP	$2,038,169	$103,741
12/18/2024	HSBC Bank USA	5,200,000	EUR	$5,790,044	$123,171
12/18/2024	HSBC Bank USA	15,184,097,312	IDR	$962,705	$(3,520)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS					$159,733
At October 31, 2024, the Fund had the following open swap contracts:
Credit Default Swap
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 10/31/2024[9]	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
OTC Swap:
Barclays Bank	United Mexican States	Buy	1.000%	12/20/2029	1.24%	$6,000,000	$74,251	$57,791	$16,460
TOTAL CREDIT DEFAULT SWAPS							$74,251	$57,791	$16,460
Net Unrealized Appreciation (Depreciation) on Futures, Foreign Exchange Contracts and the value of Swap Contracts is included in “Other Assets and Liabilities—Net.”
Annual Financial Statements and Additional Information

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended October 31, 2024, were as follows:
	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Federated Hermes Government Obligations Fund, Premier Shares	Total of Affiliated Transactions
Value as of 10/31/2023	$177,755	$—	$177,755
Purchases at Cost	$293,977,599	$140,048,274	$434,025,873
Proceeds from Sales	$(294,153,341)	$(105,768,956)	$(399,922,297)
Change in Unrealized Appreciation/Depreciation	$—	$—	$—
Net Realized Gain/(Loss)	$(2,013)	$—	$(2,013)
Value as of 10/31/2024	$—	$34,279,318	$34,279,318
Shares Held as of 10/31/2024	—	34,279,318	34,279,318
Dividend Income	$381,494	$308,402	$689,896

1	Perpetual Bond Security. The maturity date reflects the next call date.
2	Issuer in default.
3	Non-income-producing security.
4	Zero coupon bond, reflects effective rate at time of purchase.
5
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee (“Valuation Committee”).

6	7-day net yield.
7	The cost of investments for federal tax purposes amounts to $801,814,054.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
9
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Financial Statements and Additional Information

The following is a summary of the inputs used, as of October 31, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Foreign Governments/Agencies	$—	$632,137,888	$—	$632,137,888
Corporate Bonds	—	199,750,554	220,650	199,971,204
Exchange-Traded Fund	390,137	—	—	390,137
Equity Securities:
Common Stocks
International	550,498	—	30,204	580,702
Investment Company	34,279,318	—	—	34,279,318
TOTAL SECURITIES	$35,219,953	$831,888,442	$250,854	$867,359,249
Other Financial Instruments:
Assets
Foreign Exchange Contracts	$—	$307,300	$—	$307,300
Swap Contracts	—	74,251	—	74,251
Liabilities
Futures Contracts	(37,885)	—	—	(37,885)
Foreign Exchange Contracts	—	(147,567)	—	(147,567)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(37,885)	$233,984	$—	$196,099

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
BRL	—Brazilian Real
CHF	—Swiss Franc
CJSC	—Closed Joint Stock Company
CLP	—Chilean Peso
COP	—Colombian Peso
EGP	—Egyptian Pound
EMTN	—Euro Medium Term Note
ETF	—Exchange-Traded Fund
EUR	—Euro
GMTN	—Global Medium Term Note
IDR	—Indonesian Rupiah
LLP	—Limited Liability Partnership
MXN	—Mexican Peso
UYU	—Uruguayan Peso
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$7.58	$7.37	$9.93	$9.78	$9.97
Income From Investment Operations:
Net investment income (loss)[1]	0.76	0.67	0.61	0.62	0.58
Net realized and unrealized gain (loss)	1.08	0.14	(2.60)	0.15	(0.25)
TOTAL FROM INVESTMENT OPERATIONS	1.84	0.81	(1.99)	0.77	0.33
Less Distributions:
Distributions from net investment income	(0.65)	(0.60)	(0.57)	(0.62)	(0.52)
Net Asset Value, End of Period	$8.77	$7.58	$7.37	$9.93	$9.78
Total Return[2]	24.93%	10.93%	(20.63)%	7.82%	3.48%
Ratios to Average Net Assets:
Net expenses[3]	0.05%	0.05%	0.06%	0.05%	0.05%
Net investment income	9.04%	8.51%	6.97%	6.07%	5.90%
Expense waiver/reimbursement[4]	—%	—%	—%	—%	—%
Supplemental Data:
Net assets, end of period (000 omitted)	$873,961	$539,779	$716,217	$1,150,585	$861,056
Portfolio turnover[5]	62%	107%	64%	54%	104%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
October 31, 2024

Assets:
Investment in securities, at value including $34,279,318 of investments in affiliated holdings* (identified cost $812,087,420, including $34,279,318 of identified cost in affiliated holdings)	$867,359,249
Cash	4,671,286
Cash denominated in foreign currencies (identified cost $123,857)	123,253
Due from broker (Note 2)	19,500
Income receivable	13,031,579
Income receivable from affiliated holdings	115,666
Swaps, at value (premium paid $57,791)	74,251
Receivable for investments sold	1,451,791
Unrealized appreciation on foreign exchange contracts	307,300
Total Assets	887,153,875
Liabilities:
Payable for investments purchased	11,374,930
Unrealized depreciation on foreign exchange contracts	147,567
Payable for variation margin on futures contracts	2,117
Payable for periodic payments to swap contracts	7,000
Income distribution payable	741,456
Payable for auditing fees	40,649
Payable for custodian fees	57,484
Payable for portfolio accounting fees	71,388
Payable for transfer agent fees	6,920
Payable for tax expense	329,495
Payable for LOC commitment fee	3,308
Accrued expenses (Note 5)	410,447
Total Liabilities	13,192,761
Net assets for 99,620,246 shares outstanding	$873,961,114
Net Assets Consist of:
Paid-in capital	$958,976,823
Total distributable earnings (loss)	(85,015,709)
Total Net Assets	$873,961,114
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$873,961,114 ÷ 99,620,246 shares outstanding, no par value, unlimited shares authorized	$8.77

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Operations
Year Ended October 31, 2024

Investment Income:
Interest	$82,060,194
Dividends (including $689,896 received from affiliated holdings* and net of foreign taxes withheld of $42,710)	879,405
TOTAL INCOME	82,939,599
Expenses:
Administrative fee (Note 5)	11,268
Custodian fees	137,243
Transfer agent fees	52,540
Directors’/Trustees’ fees (Note 5)	5,042
Auditing fees	42,212
Legal fees	11,072
Portfolio accounting fees	165,360
Printing and postage	19,568
Commitment fee	1,744
Miscellaneous (Note 5)	19,968
TOTAL EXPENSES	466,017
Net investment income	82,473,582
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions, Foreign Exchange Contracts, Futures Contracts, Written Options and Swap Contracts:
Net realized loss on investments (including net realized loss of $(2,013) on sales of investments in affiliated holdings*)	(208,518)
Net realized gain on foreign currency transactions	7,757,151
Net realized loss on foreign exchange contracts	(7,090,925)
Net realized loss on futures contracts	(541,053)
Net realized gain on written options	26,586
Net realized loss on swap contracts	(353,860)
Net change in unrealized depreciation of investments	104,772,178
Net change in unrealized appreciation/depreciation of translation of assets and liabilities in foreign currency	(330,980)
Net change in unrealized appreciation of foreign exchange contracts	109,915
Net change in unrealized depreciation of futures contracts	314,576
Net change in unrealized appreciation of swap contracts	(55,381)
Net realized and unrealized gain (loss) on investments, foreign currency transactions, foreign exchange contracts, futures contracts, written options and swap contracts	104,399,689
Change in net assets resulting from operations	$186,873,271

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

Year Ended October 31	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$82,473,582	$65,511,037
Net realized gain (loss)	(410,619)	(54,181,562)
Net change in unrealized appreciation/depreciation	104,810,308	73,820,982
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	186,873,271	85,150,457
Distributions to Shareholders	(69,966,332)	(57,626,897)
Share Transactions:
Proceeds from sale of shares	461,053,785	277,095,900
Net asset value of shares issued to shareholders in payment of distributions declared	60,907,477	49,422,482
Cost of shares redeemed	(304,686,040)	(530,480,487)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	217,275,222	(203,962,105)
Change in net assets	334,182,161	(176,438,545)
Net Assets:
Beginning of period	539,778,953	716,217,498
End of period	$873,961,114	$539,778,953
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Notes to Financial Statements
October 31, 2024
1. ORGANIZATION
Federated Hermes Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Emerging Markets Core Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. Currently, shares of the Fund are being offered for investment only to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or parties that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933, as amended (the “1933 Act”).
The primary investment objective of the Fund is to achieve total return on its assets. Its secondary investment objective is to achieve a high level of income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between
Annual Financial Statements and Additional Information

the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2024, tax years 2021 through 2024 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Pennsylvania.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Annual Financial Statements and Additional Information

Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund may enter into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default.
The Fund uses credit default swaps to manage country, duration, security and market risks. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value,” of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund’s maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.
Certain swap contracts are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the counterparty. The CCP guarantees the performance of the parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
Swap contracts outstanding, at period end, including net unrealized appreciation, are listed after the Fund’s Portfolio of Investments.
The average notional amount of credit default swap contracts held by the Fund throughout the period was $10,023,077. This is based on amounts held as of each month-end throughout the fiscal period.
Futures Contracts
The Fund purchases and sells financial futures contracts to seek to increase return and to manage security risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $4,636,355 and $2,247,180, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to seek to increase return and to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to MNA. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amount, are listed after the Fund’s Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $175,667 and $297,807, respectively. This is based on the contracts held as of each month-end throughout the fiscal period.
Annual Financial Statements and Additional Information

Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the 1933 Act; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Option Contracts
The Fund buys or sells put and call options to seek to increase return and to manage currency risk. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums received/paid for writing/purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
Option contracts are subject to MNA. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
At October 31, 2024, the Fund had no outstanding purchased or written option contracts.
The average market value of purchased put and call options held by the Fund throughout the period was $4,684 and $16,304, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
The average market value of written put and call options held by the Fund throughout the period was $5,242 and $9,156, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Annual Financial Statements and Additional Information

Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Assets		Liabilities
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts		$—	Payable for variation margin on futures contracts	$37,885*
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	307,300	Unrealized depreciation on foreign exchange contracts	147,567
Credit contracts	Swaps, at value	74,251		—
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$381,551		$185,452

*
Includes net cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended October 31, 2024
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Credit Default Swaps	Futures Contracts	Foreign Exchange Contracts	Purchased Options Contracts[1]	Written Options Contracts	Total
Interest rate contracts	$—	$(541,053)	$—	$—	$—	$(541,053)
Foreign exchange contracts	—	—	(7,090,925)	(193,409)	26,586	(7,257,748)
Credit contracts	(353,860)	—	—	—	—	(353,860)
TOTAL	$(353,860)	$(541,053)	$(7,090,925)	$(193,409)	$26,586	$(8,152,661)

1	The net realized loss on Purchased Options Contracts is found within the Net realized loss on investments on the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Credit Default Swaps	Futures Contracts	Foreign Exchange Contracts	Purchased Options Contracts[1]	Total
Interest rate contracts	$—	$314,576	$—	$—	$314,576
Foreign exchange contracts	—	—	109,915	13,494	123,409
Credit contracts	(55,381)	—	—	—	(55,381)
TOTAL	$(55,381)	$314,576	$109,915	$13,494	$382,604

1	The net change in unrealized depreciation of Purchased Options Contracts is found within the Net change in unrealized depreciation of investments on the Statement of Operations.
Annual Financial Statements and Additional Information

As indicated above, certain derivative investments are transacted subject to MNA. These agreements permit the Fund to offset with a counterparty certain derivative payables and/or receivables with collateral held and create one single net payment in the event of default or termination of the agreement by either the Fund or the counterparty. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As of October 31, 2024, the impact of netting assets and liabilities and the collateral pledged or received based on MNA are detailed below:
Gross Amounts Not Offset In the Statement of Assets and Liabilities

Transaction	Gross Asset Derivatives Presented In Statement of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount
Foreign Exchange Contracts	$307,300	$(44,563)	$—	$262,737
TOTAL	$307,300	$(44,563)	$—	$262,737

Transaction	Gross Liability Derivatives Presented In Statement of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount
Foreign Exchange Contracts	$147,567	$(44,563)	$—	$103,004
TOTAL	$147,567	$(44,563)	$—	$103,004
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Year Ended 10/31/2024	Year Ended 10/31/2023
Shares sold	57,315,371	35,063,176
Shares issued to shareholders in payment of distributions declared	7,243,003	6,265,613
Shares redeemed	(36,177,561)	(67,308,523)
NET CHANGE RESULTING FROM INVESTMENT SHARE TRANSACTIONS	28,380,813	(25,979,734)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2024 and 2023, was as follows:
	2024	2023
Ordinary income	$69,966,332	$57,626,897
As of October 31, 2024, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$8,485,674
Net unrealized appreciation	$65,614,105
Capital loss carryforwards	$(158,782,709)
Other temporary differences	$(332,779)
TOTAL	$(85,015,709)
Annual Financial Statements and Additional Information

At October 31, 2024, the cost of investments for federal tax purposes was $801,814,054. The net unrealized appreciation of investments for federal tax purposes was $65,614,105. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $82,050,181 and unrealized depreciation from investments for those securities having an excess of cost over value of $16,436,076. The amounts presented are inclusive of derivative contracts. The difference between book-basis and tax-basis net unrealized appreciation is attributable to differing treatments for the deferral of losses on wash sales, marked to market of foreign exchange contracts, swap contracts and futures contracts, discount accretion/premium amortization on debt securities and interest accrual on defaulted bonds.
As of October 31, 2024, the Fund had a capital loss carryforward of $158,782,709 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$36,572,951	$122,209,758	$158,782,709
The Fund used capital loss carryforwards of $10,439,043 to offset capital gains realized during the year ended October 31, 2024.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser provides investment adviser services at no fee. The Fund pays operating expenses associated with the operation and maintenance of the Fund (excluding fees and expenses that may be charged by the Adviser and its affiliates). Although not contractually obligated to do so, the Adviser intends to initially voluntarily reimburse operating expenses (excluding extraordinary expenses, and proxy-related expenses paid by the Fund, if any) such that the Fund will only bear such expenses in an amount of up to 0.15% of the Fund’s average daily net assets. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion.
Certain of the Fund’s assets are managed by Federated Hermes (UK) LLP (the “Sub-Adviser”) an affiliate of the Adviser. Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an annual fee equal to 0.49% of the portion managed by the Sub-Adviser of the daily net assets of the Fund. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the year ended October 31, 2024, the Sub-Adviser earned a fee of $1,787,531.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. FAS does not charge the Fund a fee but is entitled to reimbursement for certain out-of-pocket expenses.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of October 31, 2024, a majority of the shares of beneficial interest outstanding are owned by an affiliate of the Adviser.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended October 31, 2024, were as follows:
Purchases	$704,058,213
Sales	$538,745,352
7. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 18, 2024. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest,
Annual Financial Statements and Additional Information

on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of October 31, 2024, the Fund had no outstanding loans. During the year ended October 31, 2024, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2024, there were no outstanding loans. During the year ended October 31, 2024, the program was not utilized.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
11. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended October 31, 2024, 99.94% of total ordinary income distributions qualified as business interest income for purposes of 163(j) and the regulations thereunder.
Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF FEDERATED HERMES CORE TRUST AND SHAREHOLDERS OF EMERGING MARKETS CORE FUND:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Emerging Markets Core Fund (the “Fund”) (one of the portfolios constituting Federated Hermes Core Trust (the “Trust”)), including the portfolio of investments, as of October 31, 2024, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes Core Trust) at October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian, brokers, and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
December 23, 2024
Annual Financial Statements and Additional Information

Shareholder Meeting Results (unaudited)
At a Special Meeting held on October 25, 2024, shareholders of the Federated Hermes Core Trust (the “Trust”) elected Trustees of the Trust. Shareholders of the Trust elected three new individuals to serve as Trustees effective January 1, 2025, who will serve on the Board with current Trustees Messrs. J. Christopher Donahue, John B. Fisher, John G. Carson, G. Thomas Hough, Thomas M. O’Neill, John S. Walsh and Ms. Madelyn A. Reilly. Under the Trust’s Director Service Policy, existing Trustees Judge Maureen Lally-Green and Mr. P. Jerome Richey are expected to retire from the Board on December 31, 2024. The number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes with respect to the election of each nominee for office, is included below.
Trustee:	Voted For	Withheld Authority	Abstained	Broker Non-Voting
J. Christopher Donahue	1,013,322,432.510	0.000	0	N/A
John B. Fisher	1,013,322,432.510	0.000	0	N/A
John G. Carson	1,013,322,432.510	0.000	0	N/A
G. Thomas Hough	966,480,352.584	46,842,079.926	0	N/A
Karen L. Larrimer	1,013,322,432.510	0.000	0	N/A
Max F. Miller	1,013,322,432.510	0.000	0	N/A
Frank J. Nasta	1,013,322,432.510	0.000	0	N/A
Thomas M. O’Neill	966,480,352.584	46,842,079.926	0	N/A
Madelyn A. Reilly	1,013,322,432.510	0.000	0	N/A
John S. Walsh	966,480,352.584	46,842,079.926	0	N/A
Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contracts–May 2024
EMERGING MARKETS CORE FUND (the “Fund”)
At its meetings in May 2024 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) and the investment sub-advisory contract between the Adviser and Federated Hermes (UK) LLP (the “Sub-Adviser” and together with the Adviser, the “Advisers”) with respect to the Fund (together, the “Contracts”) for an additional one-year term. The Board’s determination to approve the continuation of the Contracts reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
The Board considered that the Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other funds (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”) advised by the Advisers or their affiliates (collectively, “Federated Hermes”) and a limited number of other accredited investors.
In addition, the Board considered that the Advisers do not charge an investment advisory fee for its services, although Federated Hermes may receive compensation for managing assets invested in the Fund.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contracts.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contracts that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Advisers and their affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contracts, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contracts included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Advisers’ investment philosophy, personnel and processes; (5) the Fund’s investment objectives and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contracts. Using these judicial decisions as a guide, the Board considered several factors they deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board
Annual Financial Statements and Additional Information

deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contracts to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contracts. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contracts, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contracts was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contracts. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contracts for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Advisers and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contracts and the full range of services provided to the Fund by Federated Hermes. The Board considered the Advisers’ personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Advisers’ ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Advisers are executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the benefits of the previous significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related environmental, social and governance (“ESG”) to factors and issuer engagement on ESG matters where appropriate. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the
Annual Financial Statements and Additional Information

Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Advisers to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Advisers’ analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings.
For the periods ended December 31, 2023, the Fund’s performance underperformed the Performance Peer Group median for the one-year period, and outperformed the Performance Peer Group median for the three-year and five-year periods. The Board discussed the Fund’s performance with the Advisers and recognized the efforts being taken by the Advisers in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Advisers’ overall capabilities to manage the Fund.
Fund Expenses
The Board considered that the Advisers do not charge an investment advisory fee to this Fund for its services. Because the Advisers do not charge the Fund an investment advisory fee, the Board noted that it did not consider fee comparisons to other registered funds or other types of clients of Federated Hermes to be relevant to its evaluation. The Board also considered the overall expense structure of the Fund, with due regard for contractual or voluntary expense limitations.
Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO. The Board considered that the Advisers do not charge an investment advisory fee to the Fund and noted, therefore, that the Advisers do not profit from providing advisory services to the Fund under the Contract.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
Because of the distinctive nature of the Fund as primarily an internal product with an advisory fee of zero, the Board noted that it did not consider the assessment of whether economies of scale would be realized if the Fund were to grow to a sufficient size to be particularly relevant to its evaluation.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds.
The Board noted that an affiliate of the Advisers is entitled to reimbursement for certain out-of-pocket expenses incurred in providing administrative services to the Fund.
Annual Financial Statements and Additional Information

In connection with the Board’s governance of other Federated Hermes Funds, the Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contracts by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items, and management has committed to reviewing certain items, for future reporting to the Board as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contracts. The Board based its determination to approve the Contracts on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Private Offering Memorandum, which contains facts concerning its objective and policies, management fees, expenses and other information.

Emerging Markets Core Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Placement Agent
CUSIP 31409N887
Q453025 (12/24)
© 2024 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Emerging Markets Core Fund: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Emerging Markets Core Fund: The Fund’s report on its most recent meeting of shareholders is filed under Item 7 of this form.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Emerging Markets Core Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Emerging Markets Core Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

No Changes to Report

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits

(a)(1) Not Applicable.

(a)(2) Not Applicable.

(a)(3) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4) Not Applicable.

(a)(5) Not Applicable.

(b)       Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes Core Trust

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  December 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John B. Fisher
John B. Fisher, President - Principal Executive Officer

Date:  December 23, 2024

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  December 23, 2024